S000014681 [Member] Investment Strategy - Western Asset SMASh Series M Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund expects to invest primarily in a combination of U.S. dollar denominated and non-U.S. dollar denominated investment grade (that is, rated in the Baa/BBB categories or above, or, if unrated, determined to be of comparable credit quality by the subadviser) debt obligations of U.S. and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The fund intends to invest a substantial portion of its assets in mortgage-related securities (including collateralized mortgage obligations), U.S. government securities and money market instruments. The fund also intends to invest in asset-backed and inflation-protected securities and to engage in dollar rolls on mortgage-related securities.
Although the fund may invest in securities of any maturity, the fund’s target dollar-weighted average effective duration, as estimated by the fund’s subadviser, is expected to range between 6 months and 10 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, interest rate swaps, credit default swaps and options on credit default swaps, futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the funds’ investment strategies, investments and risks—Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
The fund may borrow money to increase portfolio holdings, to the extent consistent with the fund’s fundamental investment restrictions. The fund is classified as “diversified.”